Offerings	Sep. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	9.500% First-Out First Lien Secured Senior Notes due 2029 pursuant to Exchange Offer and as the Consent Premium
Amount Registered | shares	60,127,395
Maximum Aggregate Offering Price	$ 60,127,395.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,205.50
Rule 457(f)	true
Amount of Securities Received | shares	60,127,395
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 60,127,395.00
Fee Note MAOP	$ 60,127,395.00
Offering Note	The amount of registration fee is calculated pursuant to Rule 457(f) and Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes (i) $59,729,200 aggregate principal amount of 9.500% First-Out First Lien Secured Senior Notes due 2029 to be issued in exchange for tendered 7.00% Senior Notes due 2026, and (ii) up to $398,195 aggregate principal amount of 9.500% First-Out First Lien Secured Senior Notes due 2029 to be issued as the Consent Premium. The proposed maximum aggregate offering price is the product obtained by multiplying the amount of securities to be received of 60,127,395, which is the sum of the amount of securities to be issued in exchange for tendered 7.00% Senior Notes due 2026 and the amount of securities to be issued as the Consent Premium, by $1.00, which is the face value of each of the 9.500% First-Out First Lien Secured Senior Notes due 2029.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of the 9.500% First-Out First Lien Secured Senior Notes due 2029
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable for the Guarantee of the 9.500% First-Out First Lien Secured Senior Notes due 2029.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.500% Second-Out Second Lien Secured Senior Notes due 2029 pursuant to Exchange Offer and as the Consent Premium
Amount Registered | shares	60,127,395
Maximum Aggregate Offering Price	$ 60,127,395.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,205.50
Rule 457(f)	true
Amount of Securities Received | shares	60,127,395
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 60,127,395.00
Fee Note MAOP	$ 60,127,395.00
Offering Note	The amount of registration fee is calculated pursuant to Rule 457(f) and Rule 457(o) under the Securities Act. Includes (i) $59,729,200 aggregate principal amount of 7.500% Second-Out Second Lien Secured Senior Notes due 2029 to be issued in exchange for tendered 7.00% Senior Notes due 2026, and (ii) up to $398,195 aggregate principal amount of 7.500% Second-Out Second Lien Secured Senior Notes due 2029 to be issued as the Consent Premium. The proposed maximum aggregate offering price is the product obtained by multiplying the amount of securities to be received of 60,127,395, which is the sum of the amount of securities to be issued in exchange for tendered 7.00% Senior Notes due 2026 and the amount of securities to be issued as the Consent Premium, by $1.00, which is the face value of each of the 9.500% First-Out First Lien Secured Senior Notes due 2029.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of the 9.500% Second-Out Second Lien Secured Senior Notes due 2029
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable for the Guarantee of the 7.500% Second-Out Second Lien Secured Senior Notes due 2029.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Initial Public Warrants to purchase (i) Common Stock or (ii) Pre-Funded Warrants to purchase Common Stock
Amount Registered | shares	1,194,584
Maximum Aggregate Offering Price	$ 4,491,635.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 687.67
Rule 457(f)	true
Amount of Securities Received | shares	1,194,584
Value of Securities Received, Per Share	3.76
Value of Securities Received	$ 4,491,635.84
Fee Note MAOP	$ 4,491,635.84
Offering Note	The amount of registration fee is calculated pursuant to Rules 457(f)(1) and 457(i) under the Securities Act, based on the sum of (i) $3.26, which is the average of the high and low prices of the registrant's Common Stock on September 5, 2025 on the Nasdaq, and (ii) $0.50, which is the exercise price of the Initial Public Warrants.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underlying Pre-Funded Warrants per the exercise of Initial Public Warrants
Amount Registered | shares	1,194,584
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No registration fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underlying shares of Common Stock, par value $0.01 per share per the exercise of Initial Public Warrants and Pre-Funded Public Warrants
Amount Registered | shares	1,194,584
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No registration fee is required pursuant to Rule 457(i) under the Securities Act.